FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE

       FIFTH THIRD ALL CAP VALUE FUND        FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND   FIFTH THIRD QUALITY GROWTH FUND
      FIFTH THIRD DIVIDEND GROWTH FUND         FIFTH THIRD SHORT TERM BOND FUND
       FIFTH THIRD EQUITY INDEX FUND          FIFTH THIRD SMALL CAP GROWTH FUND
      FIFTH THIRD HIGH YIELD BOND FUND         FIFTH THIRD SMALL CAP VALUE FUND
   FIFTH THIRD INTERNATIONAL EQUITY FUND      FIFTH THIRD STRATEGIC INCOME FUND
      FIFTH THIRD MICRO CAP VALUE FUND        FIFTH THIRD TOTAL RETURN BOND FUND
      FIFTH THIRD MID CAP GROWTH FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                Expenses-Expense Limit
                                         ---------------------------------------
         Prime Money Market Fund
           Class A Shares                               0.79%
         -----------------------------------------------------------------------
           Class B Shares                               1.54%
         -----------------------------------------------------------------------
           Class C Shares                               1.54%
         -----------------------------------------------------------------------

         International Equity Fund
           Class A Shares                               1.41%
         -----------------------------------------------------------------------
           Class B Shares                               2.16%
         -----------------------------------------------------------------------
           Class C Shares                               2.16%
         -----------------------------------------------------------------------

         High Yield Bond Fund
           Class A Shares                               0.99%
         -----------------------------------------------------------------------
           Class B Shares                               1.74%
         -----------------------------------------------------------------------
           Class C Shares                               1.74%
         -----------------------------------------------------------------------

         Quality Growth Fund
           Class A Shares                               1.31%
         -----------------------------------------------------------------------
           Class B Shares                               2.06%
         -----------------------------------------------------------------------
           Class C Shares                               2.06%
         -----------------------------------------------------------------------

         All Cap Value Fund
           Class A Shares                               1.29%
         -----------------------------------------------------------------------
           Class B Shares                               2.04%
         -----------------------------------------------------------------------
           Class C Shares                               2.04%
         -----------------------------------------------------------------------

                                         Contractual Total Annual Fund Operating
                                                Expenses-Expense Limit
                                         ---------------------------------------
         Disciplined Large Cap Value Fund
           Class A Shares                               1.16%
         -----------------------------------------------------------------------
           Class B Shares                               1.91%
         -----------------------------------------------------------------------
           Class C Shares                               1.91%
         -----------------------------------------------------------------------

         Total Return Bond Fund
           Class A Shares                               0.90%
         -----------------------------------------------------------------------
           Class B Shares                               1.65%
         -----------------------------------------------------------------------
           Class C Shares                               1.65%
         -----------------------------------------------------------------------

         Mid Cap Growth Fund
           Class A Shares                               1.13%
         -----------------------------------------------------------------------
           Class B Shares                               1.88%
         -----------------------------------------------------------------------
           Class C Shares                               1.88%
         -----------------------------------------------------------------------

         Small Cap Value Fund
           Class A Shares                               1.40%
         -----------------------------------------------------------------------
           Class B Shares                               2.15%
         -----------------------------------------------------------------------
           Class C Shares                               2.15%
         -----------------------------------------------------------------------

         Small Cap Growth Fund
           Class A Shares                               1.26%
         -----------------------------------------------------------------------
           Class B Shares                               2.01%
         -----------------------------------------------------------------------
           Class C Shares                               2.01%
         -----------------------------------------------------------------------

         Dividend Growth Fund
           Class A Shares                               0.98%
         -----------------------------------------------------------------------
           Class B Shares                               1.73%
         -----------------------------------------------------------------------
           Class C Shares                               1.73%
         -----------------------------------------------------------------------

         Micro Cap Value Fund
           Class A Shares                               1.60%
         -----------------------------------------------------------------------
           Class B Shares                               2.35%
         -----------------------------------------------------------------------
           Class C Shares                               2.35%
         -----------------------------------------------------------------------

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
         Equity Index Fund
           Class A Shares                               0.44%
         -----------------------------------------------------------------------
           Class B Shares                               1.19%
         -----------------------------------------------------------------------
           Class C Shares                               1.19%

         Short Term Bond Fund
           Class A Shares                               0.80%
         -----------------------------------------------------------------------
           Class C Shares                               1.55%
         -----------------------------------------------------------------------

         Strategic Income Fund
           Class A Shares                               1.11%
         -----------------------------------------------------------------------
           Class B Shares                               1.86%
         -----------------------------------------------------------------------
           Class C Shares                               1.86%
         -----------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


ABCSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE

       FIFTH THIRD ALL CAP VALUE FUND        FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND   FIFTH THIRD QUALITY GROWTH FUND
      FIFTH THIRD DIVIDEND GROWTH FUND         FIFTH THIRD SHORT TERM BOND FUND
       FIFTH THIRD EQUITY INDEX FUND          FIFTH THIRD SMALL CAP GROWTH FUND
      FIFTH THIRD HIGH YIELD BOND FUND         FIFTH THIRD SMALL CAP VALUE FUND
   FIFTH THIRD INTERNATIONAL EQUITY FUND      FIFTH THIRD STRATEGIC INCOME FUND
      FIFTH THIRD MICRO CAP VALUE FUND        FIFTH THIRD TOTAL RETURN BOND FUND
      FIFTH THIRD MID CAP GROWTH FUND

                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
Prime Money Market Fund                                 0.54%
--------------------------------------------------------------------------------
International Equity Fund                               1.16%
--------------------------------------------------------------------------------
High Yield Bond Fund                                    0.74%
--------------------------------------------------------------------------------
Quality Growth Fund                                     1.06%
--------------------------------------------------------------------------------
All Cap Value Fund                                      1.04%
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                        0.91%
--------------------------------------------------------------------------------
Total Return Bond Fund                                  0.65%
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                     0.88%
--------------------------------------------------------------------------------
Small Cap Value Fund                                    1.15%
--------------------------------------------------------------------------------
Small Cap Growth Fund                                   1.01%
--------------------------------------------------------------------------------
Dividend Growth Fund                                    0.73%
--------------------------------------------------------------------------------
Micro Cap Value Fund                                    1.35%
--------------------------------------------------------------------------------

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
Equity Index Fund                                       0.19%
--------------------------------------------------------------------------------
Short Term Bond Fund                                    0.55%
--------------------------------------------------------------------------------
Strategic Income Fund                                   0.86%
--------------------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


STBDSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE
                               LIFEMODEL FUNDS(SM)
                       CLASS A, CLASS B AND CLASS C SHARES

                             DATED DECEMBER 2, 2008

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
           LifeModel Aggressive Fund(SM)
           ---------------------------------------------------------------------
             Class A Shares                             0.33%
           ---------------------------------------------------------------------
             Class B Shares                             1.08%
           ---------------------------------------------------------------------
             Class C Shares                             1.08%
           ---------------------------------------------------------------------

           LifeModel Moderately Aggressive Fund(SM)
           ---------------------------------------------------------------------
             Class A Shares                             0.33%
           ---------------------------------------------------------------------
             Class B Shares                             1.08%
           ---------------------------------------------------------------------
             Class C Shares                             1.08%
           ---------------------------------------------------------------------

           LifeModel Moderate Fund(SM)
           ---------------------------------------------------------------------
             Class A Shares                             0.33%
           ---------------------------------------------------------------------
             Class B Shares                             1.08%
           ---------------------------------------------------------------------
             Class C Shares                             1.08%
           ---------------------------------------------------------------------

           LifeModel Moderately Conservative Fund(SM)
           ---------------------------------------------------------------------
             Class A Shares                             0.33%
           ---------------------------------------------------------------------
             Class B Shares                             1.08%
           ---------------------------------------------------------------------
             Class C Shares                             1.08%
           ---------------------------------------------------------------------

           LifeModel Conservative Fund(SM)
           ---------------------------------------------------------------------
             Class A Shares                             0.33%
           ---------------------------------------------------------------------
             Class B Shares                             1.08%
           ---------------------------------------------------------------------
             Class C Shares                             1.08%
           ---------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


LMABCSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE
                               LIFEMODEL FUNDS(SM)
                              INSTITUTIONAL SHARES

                             DATED DECEMBER 2, 2008

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
           LifeModel Aggressive Fund(SM)                0.08%
           ---------------------------------------------------------------------
           LifeModel Moderately Aggressive Fund(SM)     0.08%
           ---------------------------------------------------------------------
           LifeModel Moderate Fund(SM)                  0.08%
           ---------------------------------------------------------------------
           LifeModel Moderately Conservative Fund(SM)   0.08%
           ---------------------------------------------------------------------
           LifeModel Conservative Fund(SM)              0.08%
           ---------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


LMINSTLSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE

                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
                              INSTITUTIONAL SHARES

                             DATED DECEMBER 2, 2008

EFFECTIVE IMMEDIATELY, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
           Structured Large Cap Plus Fund               0.72%
           ---------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SLCPINSTLSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE

                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
                       CLASS A, CLASS B AND CLASS C SHARES

                             DATED DECEMBER 2, 2008


EFFECTIVE IMMEDIATELY, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
           Structured Large Cap Plus Fund
             Class A Shares                             0.97%
           ---------------------------------------------------------------------
             Class B Shares                             1.72%
           ---------------------------------------------------------------------
             Class C Shares                             1.72%
           ---------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SLCPABCSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                PREFERRED SHARES

                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
      Institutional Money Market Fund                   0.36%
      --------------------------------------------------------------------------
      Institutional Government Money Market Fund        0.36%
      --------------------------------------------------------------------------
      U.S. Treasury Money Market Fund                   0.36%
      --------------------------------------------------------------------------

EFFECTIVE IMMEDIATELY, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                 Expenses-Expense Limit
                                         ---------------------------------------
      Equity Index Fund                                 0.34%
      --------------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


PRSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                  SELECT SHARES

                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
      Institutional Money Market Fund                   0.29%
      --------------------------------------------------------------------------
      Institutional Government Money Market Fund        0.29%
      --------------------------------------------------------------------------
      U.S. Treasury Money Market Fund                   0.29%
      --------------------------------------------------------------------------

EFFECTIVE IMMEDIATELY, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
      Equity Index Fund                                 0.27%
      --------------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SLSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                  TRUST SHARES

                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
      Institutional Money Market Fund                   0.46%
      --------------------------------------------------------------------------
      Institutional Government Money Market Fund        0.46%
      --------------------------------------------------------------------------
      U.S. Treasury Money Market Fund                   0.46%
      --------------------------------------------------------------------------

EFFECTIVE IMMEDIATELY, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
      Equity Index Fund                                 0.44%
      --------------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


TRSUPP11209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 2, 2009 TO THE

                               PROSPECTUS FOR THE

                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                   Expenses-Expense Limit
                                         ---------------------------------------
           Institutional Money Market Fund              0.21%
           ---------------------------------------------------------------------
           Institutional Government Money Market Fund   0.21%
           ---------------------------------------------------------------------
           U.S. Treasury Money Market Fund              0.21%
           ---------------------------------------------------------------------


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


IMMSUPP11209